Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments under operating leases are as follows:
2019	43
2020	35
2021	24
2022	13
2023	11
Thereafter	30
Total future minimum leases payments	156